Restructuring (Amount Expected to be Incurred and Incurred to Date) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013 concept
Restructuring Cost and Reserve [Line Items]
Number of discontinued concepts		4
Restructuring and Related Cost, Incurred Cost	$ 1,148
Cumulative as of end of period	7,952	6,804
Redbox [Member] | Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	535
Cumulative as of end of period	4,306	3,771
Coinstar [Member] | Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	23
Cumulative as of end of period	747	724
Discontinued Operations [Member] | Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	155
Cumulative as of end of period	1,026	871
Discontinued Operations [Member] | Other [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	435
Cumulative as of end of period	$ 1,873	$ 1,438